Income Tax Expense (Details) - Schedule of movement in valuation allowance - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Schedule Of Movement In Valuation Allowance Abstract
Beginning balance	¥ 98,081	¥ 61,448	¥ 16,716
Additions from acquisition		2,070
Additions	14,442	46,488	50,389
Reversal	(13,293)	(11,789)	(4,261)
Expired	(252)	(136)	(1,396)
Ending balance	¥ 98,978	¥ 98,081	¥ 61,448